Financing Agreement:	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Financing Agreement:

Note 6 – Financing Agreement:

On March 28, 2010 the Company entered into a financing agreement with Sunrise Energy Investment Ltd. The Company will sell up to $10,000,000 of its common stock. The Common Stock will also have an attached warrant to purchase future shares for $1.60.

As of March 31, 2011, the Company has drawn $1,400,000 and has issued 1,970,771 shares to Sunrise Energy Investment.